Cover	9 Months Ended
Sep. 30, 2023
Entity Addresses [Line Items]
Document Type	S-4
Amendment Flag	false
Entity Registrant Name	New Arena Holdco, Inc.
Entity Central Index Key	0001995416
Entity Tax Identification Number	93-4199130
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	200 Vesey Street
Entity Address, Address Line Two	24th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10281
City Area Code	(212)
Local Phone Number	321-5002
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	200 Vesey Street
Entity Address, Address Line Two	24th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10281
City Area Code	(212)
Local Phone Number	321-5002
Contact Personnel Name	The Arena Group Holdings, Inc.